SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	May 31, 2019	Feb. 28, 2019
Stock options	500,000
Total	500,000
Advance to suppliers	$ 5,066,081	$ 8,648,546		$ 0
Inventories		4,310,519		0
Cash and cash equivalents	91,177	51,551		17,548
Total current assets	25,108,438	23,099,859		17,548
Capital assets, net		693,192		0
Intangible assets	1,417,548	1,530,000		0
Total assets	52,684,417	50,839,128		17,548
Accounts payable	611,677	601,671		0
Wages payable	361,385	304,509		23,163
Interest payable	120,603	106,268		0
Tax payable	1,459,420	222,766		0
Short-term loans	2,201,140	2,218,050		0
Due to related parties	2,470,867	3,819,200		592,739
Total liabilities	$ 49,116,959	51,166,330		$ 615,902
Butterfly Effect Media [Member]
Accounts receivable		79,020
Advance to suppliers		8,648,378
Inventories		12,636,719
Cash and cash equivalents		33,313
Other receivables and current assets		3,400,963
Total current assets		24,798,393
Long-term investment, net		3,275,929
Capital assets, net		605,093
Intangible assets		2,472,000
Right-of-use assets		78,638
Total assets		31,230,053
Accounts payable		587,620
Wages payable		156,268
Interest payable		106,268
Tax payable		222,766
Deferred revenue		2,547,180
Short-term loans		2,218,050
Due to related parties		2,967,894
Other current liabilities		4,331,023
Lease liabilities		84,663
Total liabilities		$ 13,221,732